Exhibit 99.1

Nissan Auto Receivables 2017-A

Collection Period	31-Aug-17	30/360 Days	30	Collection Period Start	1-Aug-17
Distribution Date	15-Sep-17	Actual/360 Days	31	Collection Period End	31-Aug-17
				Prior Month Settlement Date	15-Aug-17
				Current Month Settlement Date	15-Sep-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	948,167,227.08	915,700,376.53	0.879072
Yield Supplement Overcollaterization		70,401,532.33	55,480,307.93	52,645,221.77
Total Adjusted Pool Balance		1,041,666,668.41	892,686,919.15	863,055,154.76
Total Adjusted Securities		1,041,666,668.41	892,686,919.15	863,055,154.76	0.828533
Class A-1 Notes	1.00000%	233,000,000.00	84,020,250.74	54,388,486.35	0.233427
Class A-2a Notes	1.47000%	266,000,000.00	266,000,000.00	266,000,000.00	1.000000
Class A-2b Notes	1.28667%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	29,631,764.39	72,350.77	127.1749545	0.3105183
Class A-2a Notes	0.00	325,850.00	—	1.2250000
Class A-2b Notes	0.00	88,637.27	—	1.1079659
Class A-3 Notes	0.00	481,400.00	—	1.4500000
Class A-4 Notes	0.00	156,491.67	—	1.7583334
Certificates	0.00	0.00	—	—

Total Securities	29,631,764.39	1,124,729.71

I. COLLECTIONS

Interest:
Interest Collections				1,643,118.08
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,643,118.08
Principal:
Principal Collections				31,562,446.91
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				31,562,446.91
Recoveries of Defaulted Receivables				268,626.25

Total Collections				33,474,191.24

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance—Beginning of Period			47,418	892,686,919.15
Total Principal Payment				29,631,764.39

			46,736	863,055,154.76

III. DISTRIBUTIONS

Total Collections	33,474,191.24
Reserve Account Draw	0.00
Total Available for Distribution	33,474,191.24
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	790,139.36
Servicing Fee Paid	790,139.36
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	72,350.77
Class A-1 Notes Monthly Interest Paid	72,350.77
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	325,850.00
Class A-2a Notes Monthly Interest Paid	325,850.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	88,637.27
Class A-2b Notes Monthly Interest Paid	88,637.27
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	481,400.00
Class A-3 Notes Monthly Interest Paid	481,400.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	156,491.67
Class A-4 Notes Monthly Interest Paid	156,491.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due		1,124,729.71
Total Note Monthly Interest Paid		1,124,729.71
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		31,559,322.17
4. Total Monthly Principal Paid on the Notes		29,631,764.39
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		29,631,764.39
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,927,557.78
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,927,557.78

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.68
Beginning Reserve Account Balance		2,604,166.68
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.68
Required Reserve Account Amount for Next Period		2,604,166.68

VI. POOL STATISTICS

Weighted Average Coupon		2.03%
Weighted Average Remaining Maturity		48.62

Amount		Number
Principal on Defaulted Receivables	904,403.64	42
Principal Recoveries of Defaulted Receivables	268,626.25

Monthly Net Losses	635,777.39
Pool Balance at Beginning of Collection Period	948,167,227.08
Net Loss Ratio for Third Preceding Collection Period	0.67%
Net Loss Ratio for Second Preceding Collection Period	0.54%
Net Loss Ratio for Preceding Collection Period	0.37%
Net Loss Ratio for Current Collection Period	0.80%
Four-Month Average Net Loss Ratio	0.60%
Cumulative Net Losses for all Periods	2,532,609.27

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,839,331.18	185	0.42%
61-90 Days Delinquent	1,134,558.40	49	0.12%
91-120 Days Delinquent	223,373.43	14	0.02%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	5,197,263.01	248	0.57%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.06%	0.06%
Delinquency Ratio for Second Preceding Collection Period	0.07%	0.08%
Delinquency Ratio for Preceding Collection Period	0.12%	0.12%
Delinquency Ratio for Current Collection Period	0.15%	0.13%
Four-Month Average Delinquency Ratio	0.10%	0.10%
60 Day Delinquent Receivables	1,481,765.19
Delinquency Percentage	0.16%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
VII. STATEMENTS TO NOTEHOLDERS
1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?		NO
2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?		NO
3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?		NO
4. Has there been an issuance of notes or other securities backed by the Receivables?		NO
5. Has there been a material change in the underwriting, origination or acquisition of Receivables?		NO